                              AIM ASIAN GROWTH FUND


[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                 APRIL 30, 1998

                              AIM ASIAN GROWTH FUND

                            For shareholders who seek

                          long-term growth of capital.

                              The Fund invests in a

                            diversified portfolio of

                         equity securities of companies

                                located in Asia

                         with strong earnings momentum.




ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Asian Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and Fund expenses.
o Because the Fund's Class A, B, and C shares have been offered for less than one year (since 11/3/97), all total return figures reflect cumulative total returns that have not been annualized.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.
o International investing presents certain risks not associated with investing solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.
o The Fund's portfolio composition is subject to change, and there is no assurance the Fund will continue to hold any particular security.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Free Ex-Japan Fund Index is a group of unmanaged Asian securities (excluding Japan) tracked by Morgan Stanley Capital International.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
             AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                             ----------------------

                                 For investors,

                               the best course is

                                    to remain

                              realistic and ready.

                             ----------------------


                    Dear Fellow Shareholder:

                    Last October, equity markets worldwide had just been shaken
     [PHOTO OF      by the currency crisis in Southeast Asia. By the April 30,
    Charles T.      1998, end of this reporting period, most markets had
      Bauer,        recovered nicely, with U.S. equities reaching new highs and
   Chairman of      European markets outdoing even the U.S.'s heady pace.
   the Board.       However, Asian markets remained in the doldrums.
   APPEARS HERE]       Of course, Asia is not a single entity, and even though
                    financial trouble was widespread, there were some strong points, especially in more mature markets like Hong Kong.
                    Still, most market participants felt that the turmoil in Asia was not yet completed, and no one was certain how long it would last or how serious it would be in the future.
                        For investors, the best course is to remain realistic
                    and ready. A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly after the close of this reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    In addition to making a more varied group of investments available to our shareholders, this transaction helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue expanding both the scope of our fund offerings and our menu of services for our shareholders.

YOUR FUND MANAGERS' COMMENTS
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the period covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

NEW FUND FACES CHALLENGES IN ASIA

A roundtable discussion with the Fund management team for AIM Asian Growth Fund for the period ended April 30, 1998.
--------------------------------------------------------------------------------


Q. AIM ASIAN GROWTH FUND BEGAN OPERATIONS ON NOVEMBER 3, 1997. HOW DID IT PERFORM DURING ITS FIRST SIX MONTHS?

A. The Fund made its debut in November in the midst of a major crisis in Asian markets. The extent of the turmoil, especially during the fourth quarter of 1997, is reflected in the Fund's performance. Cumulative total returns for the period ended April 30, 1998 stood at -7.80% for Class A shares. Class B and C shares each ended the period with -8.00% cumulative total returns.
        In comparison, the Fund did better than its index. The Morgan Stanley Capital International (MSCI) All Country Asia Free ex-Japan Index had a total return of -16.77% for the same period.
        The Fund's performance picked up during the first quarter of 1998 when some Asian markets experienced a rebound. For just the first quarter of 1998, Class A shares had a total return of 12.14%.
        Please keep in mind that six months is a very short time to consider when examining results. The performance figures seen in the Fund during the reporting period are not unusual, particularly in a market that is experiencing extreme volatility. Remember that the AIM Asian Growth Fund is a long-term investing vehicle, seeking aggressive growth over time.

Q.  HOW DID ASIAN MARKETS PERFORM DURING THE REPORTING PERIOD?

A. The basic cause of the Asian crisis was too much growth in Asia, too fast. Poor monetary management in the region had caused interest rates to drop. Many Southeast Asian countries borrowed huge amounts of money and went on a spending and building spree. The growth went unchecked until last summer, when Thailand, South Korea, and Indonesia devalued their currencies. Foreign investors began to sell these currencies, and what followed was a cash-flow crunch that caused turmoil in the region's markets.
        During the fourth quarter, Asian markets declined steeply. In the first quarter of 1998, the way the story continued depended on where you were. Indonesia went from bad to worse. The country failed to cooperate with the International Monetary Fund (IMF) after numerous negotiations. Social unrest finally exploded violently after the end of the reporting period.
        But in some areas--notably Thailand and South Korea--there were significant recoveries in the first quarter of 1998. Thailand brought in several consecutive months of trade surpluses, which released some of the pressure on its currency, allowing it to strengthen. Interest rates

WHERE THE FUND MAY INVEST

[MAP]

BANGLADESH          MALAYSIA

CHINA               AUSTRALIA

INDIA               NEW ZEALAND    The Fund seeks companies of all sizes: small,
                                   medium, and large market capitalizations, and
PAKISTAN            HONG KONG      may invest in any of these countries shown
                                   at left.
SRI LANKA           TAIWAN

THAILAND            VIETNAM

SINGAPORE           PHILIPPINES

INDONESIA           SOUTH KOREA

    dropped, which contributed to the market rebound. Both South Korea and Thailand achieved some momentum in recapitalizing their banking systems.
        However, a short rally experienced early in the first quarter eventually evened out, leaving Asian markets quite weak.

Q.  WHERE DID THE FUND FIND OPPORTUNITIES IN SUCH A DIFFICULT ENVIRONMENT?

A. As our first-quarter performance indicates, the Fund is doing relatively well despite the challenges it faces. We've achieved these results by adopting a defensive posture--avoiding the troubled economies of Southeast Asia and focusing on more mature markets like Hong Kong, where earnings are more consistent.
        Another area of interest was India. It has been a very insular economy, but now it's opening up. Investment and trade barriers are coming down and we're seeing less currency volatility. We've also

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 4/30/98, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                                   TOP 10 COUNTRIES         TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------------
1. Philippine Long Distance Telephone Co.                1. Hong Kong    27.98%   1. Banks (Major Regional)                   7.17%
   (Philippines)                                 2.30%
                                                         2. Philippines  14.90    2. Land Development                         5.50
2. Bajaj Auto Ltd. (India)                       2.28
                                                         3. Australia    12.95    3. Broadcasting (Television, Radio & Cable) 5.23
3. Li & Fung Ltd. (Hong Kong)                    2.28
                                                         4. India         8.36    4. Telecommunications (Cellular/Wireless)   4.25
4. Videsh Sanchar Nigam Ltd. (India)             2.26
                                                         5. Thailand      7.52    5. Automobiles                              4.18
5. Elec & Eltek International Co. Ltd.
   (Singapore)                                   2.24    6. Singapore     4.19    6. Computers (Hardware)                     4.08

6. Guangdong Kelon Electrical Holdings Co. Ltd.          7. Taiwan        3.58    7. Telephone                                4.07
   (Hong Kong)                                   2.17
                                                         8. New Zealand   1.77    8. Electronics (Semiconductors)             3.58
7. Shenzhen Expressway Co. Ltd. (Hong Kong)      2.14
                                                         9. Indonesia     1.67    9. Oil & Gas (Exploration & Production)     3.38
8. Ng Fung Hong Ltd. (Hong Kong)                 2.09
                                                         10.Malaysia      1.52    10.Manufacturing (Diversified)              3.26
9. Village Roadshow Ltd. (Australia)             2.09

10.Australia & New Zealand Banking Group Ltd.
   (Australia)                                   2.07

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
====================================================================================================================================

    found growth in smaller pockets of Asia. For instance, Taiwanese electronics and computer-related companies have continued to dominate their global markets.
        Overall, China is seeing some of the best economic growth. The so-called "red-chip" stocks--stocks of Hong Kong-based units of mainland-Chinese firms--had strong earnings momentum.

Q.  WHAT HAS BEEN YOUR STRATEGY IN BUILDING THE PORTFOLIO?

A. We follow an earnings momentum discipline. Rather than making "big picture" forecasts about all of Asia, we focus on selecting stocks of individual companies with increasing earnings. The Fund can select stocks from all capitalization levels, but we made more defensive selections during the reporting period, focusing on large-cap names.
        Our decision process during this time revolves around three critical indicators of performance: 1) We look for dollar earners--that is, exporters, especially to Europe and the U.S. 2) We look for companies with growth, clean balance sheets, very little dollar debt, and net cash positions. We try to find those players that can exploit a market niche, or that can take advantage of Asian networks. 3) We also want companies that have demonstrated competent management, particularly through an earnings track-record.

Q.  DESCRIBE THE PORTFOLIO AT THE END OF THE REPORTING PERIOD.

A. There were 48 names in the portfolio at the end of the reporting period, representing 10 different countries. Our largest industry exposure was in major regional banks, with just over 7% of the portfolio invested there. An example from this industry is the Oversea-Chinese Banking Corporation. The company is run to exacting guidelines; it was recently ranked by Moody's as one of the three strongest banks in Asia.
        Other prominent holdings at the end of the reporting period included several Indian companies. Bajaj Auto Ltd. was attractive because of its very large cash surplus. Videsh Sanchar Nigam Ltd. is a telecommunications company and one of India's largest international equities.
        Strong examples from Hong Kong include Johnson Electric Holdings Ltd., a maker of micro-motors for use in hand tools and automobiles. Another example is Li & Fung Ltd., China's leading trading firm and a company with a history of innovation and regional strategizing. Many goods exported from Asia are made of components produced in multiple Asian countries. Li & Fung coordinates the shipping of these components to their destined production facility, then delivers the finished good to retailers in Europe and America. It's a great example of the strong interconnectedness of Asian economies.

Q.  WHAT IS YOUR OUTLOOK FOR THE NEAR FUTURE?

A. We believe that Asia still presents investment opportunities. Moreover, there is long-term growth potential in many Asian countries, despite their problems now. However, we remain defensive, biased toward a slowdown in economic growth and lowered earnings expectations in the near-term.
        The region's rebound hinges on reform. If reform measures are successful, that will bolster the markets over the long term. After the crisis, Asia may have a firmer economic base and stronger banking systems. If so, we may see even stronger growth than we saw in the early '90s. That makes the AIM Asian Growth Fund a good choice for the aggressive investor with an eye on the long-term.


          See important fund and index disclosures inside front cover.

For Consideration

THE ROTH IRA: THE POWER TO KEEP MORE

Contribute After-Tax Dollars Now . . . So You Can Get Federally Tax-Free Savings Later

A new and potentially more powerful type of IRA--the Roth IRA--became available on January 1, 1998. What makes it more powerful? The Roth IRA gives you the opportunity to keep more of what you earn.
    Are you eligible to open a Roth IRA? The answer is yes if you or your spouse has earned income for the tax year for which you want to make the contribution, and your adjusted gross income is below $110,000 if you are a single tax filer, $160,000 if you file jointly.

TWO KEY ROTH IRA BENEFITS:
TAX-FREE AND PENALTY-FREE WITHDRAWALS
o Of earnings after five years. Earnings on your Roth IRA are federally tax-free if your Roth IRA account has been open for five years and you are at least 59 1/2 years old, or in the case of death or disability. You may also use up to $10,000 of your earnings to buy a first home (after five years).
o Of contributions at any time. For instance, if you make annual contributions of $2,000 for the next three years, you may take out up to $6,000 and use that money for any purpose.

HOW YOU MIGHT PUT BOTH BENEFITS TO WORK FOR YOU
Here's an example of how you may take full advantage of a Roth IRA. You are 39 1/2 years old. You contribute $2,000 after-tax annually in your Roth IRA every year for 20 years, earning an average annual return of 10%. After 20 years, your account has grown to $126,005. Now at age 59 1/2 you can begin taking withdrawals and pay no federal income tax or penalty on any of your $126,005. Or you can keep your money invested and take it out whenever you need it.

THE ROTH IRA: TO CONVERT OR NOT TO CONVERT
Can you convert your Traditional IRA to a Roth IRA? The answer is yes if you meet these requirements:
    You must pay taxes on the amount you convert. If you convert in 1998, you can spread your tax payments over the next four years. This four-year allowance will not be available after December 31, 1998.
    You cannot convert to a Roth IRA if you are married and file your tax return separately, or if your annual gross income is over $100,000.

SOME ROTH IRA CONVERSION GUIDELINES
If you can check most of these boxes, converting your Traditional IRA to a Roth IRA may make sense for you.
o You have assets outside your retirement savings with which you can easily afford to pay the taxes due when you convert.
o You have 10 years or more before you retire. The longer you invest tax-free, the more you benefit.
o Your tax rate will probably be higher in retirement than it is now. If so, you'll pay less taxes now to convert than you would pay at retirement if you withdrew from a traditional IRA.
o You plan to convert in 1998. On January 1, 1999, the ability to spread tax payments over four years disappears.
o You want to keep making contributions after age 70 1/2 and may wish to pass your IRA assets on to your heirs after your death.

ROTH IRA CALCULATOR & ANALYZER

The Roth IRA Analyzer & Calculator at AIM's Internet Web site-- www.aimfunds.com-- can help you determine your IRA eligibility status and whether it makes sense for you to convert an existing IRA into a Roth IRA.

MAKE YOUR IRA CONVERSION DECISION A TRULY INFORMED ONE
Talk to your financial consultant, who knows your specific needs and goals. You may also wish to talk with a tax adviser.


This discussion does not constitute tax advice. Your tax adviser can provide guidance concerning your particular situation.

SCHEDULE OF INVESTMENTS

April 30, 1998
(Unaudited)

                                                      MARKET
                                         SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-84.44%

AUSTRALIA-12.95%
Australia & New Zealand Banking Group
  Ltd. (Banks-Major Regional)              28,367   $  198,031
--------------------------------------------------------------
James Hardie Industries Ltd.
  (Building Materials)                     63,780      197,602
--------------------------------------------------------------
Novus Petroleum Ltd.
  (Oil & Gas-Exploration &
  Production)                              61,501      127,964
--------------------------------------------------------------
Publishing & Broadcasting Ltd.
  (Broadcasting-Television, Radio &
  Cable)                                   33,537      160,341
--------------------------------------------------------------
TABCORP Holdings Ltd.
  (Leisure Time Products)                  34,525      188,033
--------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)             72,213      169,563
--------------------------------------------------------------
Village Roadshow Ltd.,
  6.50% Pfd. (Entertainment)                4,000      200,000
--------------------------------------------------------------
                                                     1,241,534
--------------------------------------------------------------

HONG KONG-27.98%

China Resources Beijing Land
  (Land Development)                      334,000      176,788
--------------------------------------------------------------
China Resources Enterprise Ltd.
  (Manufacturing-Diversified)              84,000      144,229
--------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)                 254,000      172,153
--------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)                         58,000      171,469
--------------------------------------------------------------
Guangdong Kelon Electrical Holdings
  Co. Ltd.
  (Household Furniture & Appliance)       203,000      208,346
--------------------------------------------------------------
HKR International Ltd.
  (Land Development)                      282,800      169,768
--------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                           135,500      184,550
--------------------------------------------------------------
HSBC Holdings PLC
  (Banks-Major Regional)                    5,200      148,360
--------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                     29,000      179,331
--------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electrical Equipment)                   52,500      177,914
--------------------------------------------------------------
Li & Fung Ltd.(Distributors-Food &
  Health)                                 130,000      218,177
--------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial & Consumer)(a)      30,200       64,915
--------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                 222,000      200,620
--------------------------------------------------------------
Road King Infrastructure Ltd.
  (Building & Construction)               100,000       92,951
--------------------------------------------------------------
Shanghai Industrial Holdings Ltd.
  (Manufacturing-Diversified)              49,000      167,951
--------------------------------------------------------------
Shenzhen Expressway Co. Ltd.
  (Services-Commercial & Consumer)        748,000      205,203
--------------------------------------------------------------
                                                     2,682,725
--------------------------------------------------------------

                                                      MARKET
                                         SHARES       VALUE

INDIA-8.36%

Bajaj Auto Ltd. (Automobiles)              11,500   $  218,500
--------------------------------------------------------------
ITC Ltd. (Tobacco)(a)                       8,000      184,000
--------------------------------------------------------------
Mahindra & Mahindra Ltd.
  (Automobiles)                            24,700      182,163
--------------------------------------------------------------
Videsh Sanchar Nigam Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                    17,700      216,825
--------------------------------------------------------------
                                                       801,488
--------------------------------------------------------------

INDONESIA-1.67%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)        10,400      159,900
--------------------------------------------------------------

MALAYSIA-1.52%

Gamuda Berhad
  (Engineering & Construction)            128,000      145,204
--------------------------------------------------------------

NEW ZEALAND-1.77%

Sky Network Television Ltd.-ADR
  (Broadcasting-Television, Radio &
    Cable)(a)                              11,300      169,500
--------------------------------------------------------------

PHILIPPINES-14.90%

Datacraft Asia Ltd.
  (Communications Equipment)               52,000      175,760
--------------------------------------------------------------
Digital Telecommunications Phils.,
  Inc.
  (Telecommunications-
  Cellular/Wireless)(a)                 4,392,900      190,377
--------------------------------------------------------------
International Container Terminal
  Services, Inc. (Air Freight)(a)       1,089,000      143,753
--------------------------------------------------------------
Natsteel Electronics Ltd.
  (Computers-Hardware)(a)                  90,000      176,248
--------------------------------------------------------------
Oversea-Chinese Banking Corp. Ltd.
  (Banks-Major Regional)                   35,900      189,365
--------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banks-Major Regional)                   40,000      151,611
--------------------------------------------------------------
Philippine Long Distance Telephone
  Co. (Telephone)                           8,230      220,355
--------------------------------------------------------------
SM Prime Holdings Inc.
  (Land Development)                    1,005,000      180,224
--------------------------------------------------------------
                                                     1,427,693
--------------------------------------------------------------

SINGAPORE-4.19%

Creative Technology Ltd.
  (Computers-Peripherals)(a)                9,100      186,550
--------------------------------------------------------------
Elec & Eltek International Co. Ltd.
  (Computers-Hardware)                     37,000      214,600
--------------------------------------------------------------
                                                       401,150
--------------------------------------------------------------

TAIWAN-3.58%

ASE Test Ltd.
  (Electronics-Semiconductors)(a)           2,900      146,450
--------------------------------------------------------------
Taiwan Semiconductor Manufacturing
  Co.-ADR
  (Electronics-Semiconductors)(a)           8,000      196,500
--------------------------------------------------------------
                                                       342,950
--------------------------------------------------------------

                                                      MARKET
                                         SHARES       VALUE

THAILAND-7.52%

Banpu Public Co. Ltd. (Metals Mining)      26,400   $  181,693
--------------------------------------------------------------
BEC World Public Co. Ltd.
  (Broadcasting-Television, Radio &
  Cable)                                   32,400      171,012
--------------------------------------------------------------
Delta Electronics Public Co. Ltd.
  (Electronics-Instrumentation)            12,700      130,779
--------------------------------------------------------------
Delta Electronics Public Co.
  Ltd.-Rights, expiring 05/15/98
  (Electronics-Instrumentation)             4,050       40,657
--------------------------------------------------------------
PTT Exploration and Production Public
  Co. Ltd.
  (Oil & Gas-Exploration &
  Productions)                             18,600      196,347
--------------------------------------------------------------
                                                       720,488
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (excluding
      repurchase agreement) (Cost
      $8,018,264)                                    8,092,632
--------------------------------------------------------------

                                       PRINCIPAL      MARKET
                                         AMOUNT       VALUE

REPURCHASE AGREEMENT-13.32%(b)

Goldman Sachs & Co., 5.53%,
  05/01/98(c)
  (Cost $1,276,349)                    $1,276,349   $1,276,349
--------------------------------------------------------------
TOTAL INVESTMENTS-97.76%                             9,368,981
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.24%                    215,391
--------------------------------------------------------------
NET ASSETS-100.00%                                  $9,584,372
==============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 04/30/98 with a maturing value of $500,076,806. Collateralized by $495,889,000 U.S. Government obligations, 0% to 7.75% due 07/23/98 to 01/15/08 with an aggregate market value at 04/30/98 of $510,500,080.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost
$8,018,264)                                    $  8,092,632
-----------------------------------------------------------
Repurchase agreement (cost $1,276,349)            1,276,349
-----------------------------------------------------------
Foreign currencies, at value (cost $16,192)          15,945
-----------------------------------------------------------
Receivables for:
  Investments sold                                   73,013
-----------------------------------------------------------
  Capital stock sold                                457,641
-----------------------------------------------------------
  Dividends and interest                             19,742
-----------------------------------------------------------
  Reimbursement from advisor                         58,000
-----------------------------------------------------------
Other assets                                         59,744
-----------------------------------------------------------
    Total assets                                 10,053,066
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                             436,017
-----------------------------------------------------------
  Capital stock reacquired                           10,000
-----------------------------------------------------------
Accrued advisory fees                                 6,761
-----------------------------------------------------------
Accrued administrative services fees                  6,199
-----------------------------------------------------------
Accrued directors' fees                                 776
-----------------------------------------------------------
Accrued distribution fees                             3,711
-----------------------------------------------------------
Accrued transfer agent fees                           4,353
-----------------------------------------------------------
Accrued operating expenses                              877
-----------------------------------------------------------
    Total liabilities                               468,694
-----------------------------------------------------------
Net assets applicable to shares outstanding    $  9,584,372
===========================================================

NET ASSETS:

Class A                                        $  6,969,678
===========================================================
Class B                                        $  2,189,314
===========================================================
Class C                                        $    425,380
===========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       756,207
===========================================================
Class B:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       237,961
===========================================================
Class C:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                        46,262
===========================================================
Class A:
  Net asset value and redemption price per
  share                                        $       9.22
===========================================================
  Offering price per share:
    (Net asset value of $9.22 / 94.50%)        $       9.76
===========================================================
Class B:
  Net asset value and offering price per
  share                                        $       9.20
===========================================================
Class C:
  Net asset value and offering price per
  share                                        $       9.20
===========================================================

STATEMENT OF OPERATIONS

For the period November 3, 1997 (date operations commenced) through April 30,
1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $2,342 foreign withholding
  tax)                                         $     35,505
-----------------------------------------------------------
Interest                                             13,199
-----------------------------------------------------------
    Total investment income                          48,704
-----------------------------------------------------------

EXPENSES:

Advisory fees                                        18,147
-----------------------------------------------------------
Administrative services fees                         33,427
-----------------------------------------------------------
Custodian fees                                       17,286
-----------------------------------------------------------
Directors' fees                                       2,725
-----------------------------------------------------------
Distribution fees-Class A                             5,361
-----------------------------------------------------------
Distribution fees-Class B                             3,300
-----------------------------------------------------------
Distribution fees-Class C                               487
-----------------------------------------------------------
Transfer agent fees-Class A                           6,904
-----------------------------------------------------------
Transfer agent fees-Class B                           1,523
-----------------------------------------------------------
Transfer agent fees-Class C                             181
-----------------------------------------------------------
Registration and filing fees                         12,803
-----------------------------------------------------------
Other                                                 4,375
-----------------------------------------------------------
    Total expenses                                  106,519
-----------------------------------------------------------
Less: Fees waived and reimbursed by advisor         (64,761)
-----------------------------------------------------------
   Expenses paid indirectly                            (885)
-----------------------------------------------------------
    Net expenses                                     40,873
-----------------------------------------------------------
Net investment income                                 7,831
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             (71,417)
-----------------------------------------------------------
  Foreign currencies                                    201
-----------------------------------------------------------
                                                    (71,216)
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                              74,371
-----------------------------------------------------------
  Foreign currencies                                   (286)
-----------------------------------------------------------
                                                     74,085
-----------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                      2,869
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $     10,700
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period November 3, 1997 (date operations commenced) through April 30,
1998
(Unaudited)

OPERATIONS:

  Net investment income                                       $        7,831
----------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                                 (71,216)
----------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
  foreign currencies                                                  74,085
----------------------------------------------------------------------------
    Net increase in net assets resulting from operations              10,700
----------------------------------------------------------------------------
Share transactions-net:
    Class A                                                        6,949,021
----------------------------------------------------------------------------
    Class B                                                        2,195,162
----------------------------------------------------------------------------
    Class C                                                          429,489
----------------------------------------------------------------------------
  Net increase in net assets                                       9,584,372
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                     --
----------------------------------------------------------------------------
  End of period                                               $    9,584,372
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $    9,573,672
----------------------------------------------------------------------------
  Undistributed net investment income                                  7,831
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                                (71,216)
----------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                                74,085
----------------------------------------------------------------------------
                                                              $    9,584,372
============================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Asian Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund commenced operations on November 3, 1997. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets and 0.175% of the Fund's average daily net assets over $500 million. During the period November 3, 1997 (date operations commenced) through April 30, 1998, AIM waived advisory fees of $6,761 and reimbursed expenses of $58,000.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period November 3, 1997 (date operations commenced) through April 30, 1998, AIM was reimbursed $33,427 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the period November 3, 1997 (date operations commenced) through April 30, 1998, AFS was paid $4,292 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the period November 3, 1997 (date operations commenced) through April 30, 1998, the Class A and Class B and Class C shares paid AIM Distributors $5,361, $3,300 and $487, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $14,604 from sales of the Class A shares of the Fund during the period November 3, 1997 (date operations commenced) through April 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period November 3, 1997 (date operations commenced) through April 30, 1998, AIM Distributors received commissions of $23 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the period November 3, 1997 (date operations commenced) through April 30, 1998, the Fund incurred legal fees of $416 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the period November 3, 1997 (date operations commenced) through April 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $22 and $863, respectively, under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $885 during the period November 3, 1997 (date operations commenced) through April 30, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period November 3, 1997 (date operations commenced) through April 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
  Pursuant to an amendment to the line of credit agreement effective May 1, 1998, the Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by the prospectus for borrowings.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period November 3, 1997 (date operations commenced) through April 30, 1998 was $9,548,375 and $1,458,697, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $    417,873
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (343,502)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $     74,371
=========================================================

Costs of investments for tax purposes is $9,294,610.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the period November 3, 1997 (date operations commenced) through April 30, 1998 were as follows:

                                            APRIL 30,
                                              1998
                                   ---------------------------
                                      SHARES         AMOUNT
                                   ------------    -----------
Sold:
  Class A                               891,519    $ 8,208,769
------------------------------------------------------------------
  Class B                               239,811      2,212,712
------------------------------------------------------------------
  Class C                                78,755        737,047
------------------------------------------------------------------
Reacquired:
  Class A                              (135,312)    (1,259,748)
------------------------------------------------------------------
  Class B                                (1,850)       (17,550)
------------------------------------------------------------------
  Class C                               (32,493)      (307,558)
------------------------------------------------------------------
                                      1,040,430    $ 9,573,672
==================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the period November 3, 1997 (date operations commenced) through April 30, 1998.

                                                                CLASS A         CLASS B         CLASS C
                                                              -----------     -----------     -----------
Net asset value, beginning of period                          $     10.00     $     10.00     $     10.00
------------------------------------------------------------  -----------     -----------     -----------
Income from investment operations:
  Net investment income                                              0.01              --              --
------------------------------------------------------------  -----------     -----------     -----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.79)          (0.80)          (0.80)
------------------------------------------------------------  -----------     -----------     -----------
        Total from investment operations                            (0.78)          (0.80)          (0.80)
------------------------------------------------------------  -----------     -----------     -----------
Net asset value, end of period                                $      9.22     $      9.20     $      9.20
============================================================  ===========     ===========     ===========
Total return(a)                                                     (7.80)%         (8.00)%         (8.00)%
============================================================  ===========     ===========     ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $     6,970     $     2,189     $       425
============================================================  ===========     ===========     ===========
Ratio of expenses to average net assets(b)(c)(d)                     2.05%           2.72%           2.72%
============================================================  ===========     ===========     ===========
Ratio of net investment income (loss) to average net
  assets(c)(e)                                                       0.50%          (0.17)%         (0.17)%
============================================================  ===========     ===========     ===========
Portfolio turnover rate                                                42%             42%             42%
============================================================  ===========     ===========     ===========
Average brokerage commission rate(f)                          $    0.0031     $    0.0031     $    0.0031
============================================================  ===========     ===========     ===========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 5.44% (annualized), 6.11% (annualized) and 6.11% (annualized) for Class A, Class B and Class C, respectively.
(c) Ratios are annualized and based on average net assets of $3,140,474, $676,731 and $99,879 for Class A, Class B and Class C, respectively.
(d) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to net assets would have been 2.01% (annualized), 2.67% (annualized) and 2.67% (annualized) for Class A, Class B and Class C, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (2.89)% (annualized), (3.56) % (annualized) and (3.56)% (annualized), for Class A, Class B and Class C, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on a applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

                                                            Directors & Officers

BOARD OF DIRECTORS                              OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                                Charles T. Bauer                             11 Greenway Plaza
Chairman                                        Chairman                                     Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                Robert H. Graham
Bruce L. Crockett                               President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                    John J. Arthur                               A I M Advisors, Inc.
Formerly Director, President, and               Senior Vice President and Treasurer          11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                              Carol F. Relihan                             Houston, TX 77046
                                                Senior Vice President and Secretary
Owen Daly II                                                                                 SUB-ADVISOR
Director                                        Gary T. Crum
Cortland Trust Inc.                             Senior Vice President                        INVESCO Global Asset Management Limited
                                                                                             Cedar House
Edward K. Dunn Jr.                              Dana R. Sutton                               41 Cedar Avenue
Chairman, Mercantile Mortgage Corp.;            Vice President and Assistant Treasurer       Hamilton, HM12 Bermuda
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and        Robert G. Alley                              TRANSFER AGENT
President, Mercantile Bankshares                Vice President
                                                                                             A I M Fund Services, Inc.
Jack Fields                                     Melville B. Cox                              P.O. Box 4739
Chief Executive Officer                         Vice President                               Houston, TX 77210-4739
Texana Global, Inc.;
Formerly Member                                 Jonathan C. Schoolar                         CUSTODIAN
of the U.S. House of Representatives            Vice President
                                                                                             State Street Bank and Trust Company
Carl Frischling                                 Renee A. Bamford                             225 Franklin Street
Partner                                         Assistant Secretary                          Boston MA 02110
Kramer, Levin, Naftalis & Frankel
                                                P. Michelle Grace                            COUNSEL TO THE FUND
Robert H. Graham                                Assistant Secretary
President and Chief Executive Officer                                                        Ballard Spahr
A I M Management Group Inc.                     Jeffrey H. Kupor                             Andrews & Ingersoll, LLP
                                                Assistant Secretary                          1735 Market Street
John F. Kroeger                                                                              Philadelphia, PA 19103
Formerly Consultant                             Nancy L. Martin
Wendell & Stockel Associates, Inc.              Assistant Secretary                          COUNSEL TO THE DIRECTORS

Lewis F. Pennock                                Ofelia M. Mayo                               Kramer, Levin, Naftalis & Frankel
Attorney                                        Assistant Secretary                          919 Third Avenue
                                                                                             New York, NY 10022
Ian W. Robinson                                 Lisa A. Moss
Consultant; Formerly Executive                  Assistant Secretary                          DISTRIBUTOR
Vice President and
Chief Financial Officer                         Kathleen J. Pflueger                         A I M Distributors, Inc.
Bell Atlantic Management                        Assistant Secretary                          11 Greenway Plaza
Services, Inc.                                                                               Suite 100
                                                Samuel D. Sirko                              Houston, TX 77046
Louis S. Sklar                                  Assistant Secretary
Executive Vice President
Hines Interests                                 Stephen I. Winer
Limited Partnership                             Assistant Secretary

                                                Mary J. Benson
                                                Assistant Treasurer

                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.

                              --------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                                for 24-hour-a-day

                              account information.

                              --------------------

                                                     THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                     FOR AGGRESSIVE GROWTH
                                                     AIM Aggressive Growth Fund*
                                                     AIM Asian Growth Fund
                                                     AIM Capital Development Fund
                                                     AIM Constellation Fund
                                                     AIM European Development Fund
                                                     AIM Global Aggressive Growth Fund

               [PHOTO OF ELEVEN                      FOR GROWTH OF CAPITAL
                GREENWAY PLAZA                       AIM Advisor International Value Fund
                 APPEARS HERE]                       AIM Blue Chip Fund
                                                     AIM Global Growth Fund
                                                     AIM International Equity Fund
                                                     AIM Select Growth Fund**
                                                     AIM Value Fund
                                                     AIM Weingarten Fund

                                                     FOR GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                     AIM Advisor Flex Fund
                                                     AIM Advisor Large Cap Value Fund
                                                     AIM Advisor MultiFlex Fund
                                                     AIM Advisor Real Estate Fund
                                                     AIM Balanced Fund
                                                     AIM Charter Fund
                                                     AIM Global Utilities Fund

                                                     FOR HIGH CURRENT INCOME OR CURRENT INCOME
                                                     AIM High Yield Fund
                                                     AIM Global Income Fund
                                                     AIM Income Fund

                                                     FOR CURRENT TAX-FREE INCOME
                                                     AIM High Income Municipal Fund
                                                     AIM Municipal Bond Fund
                                                     AIM Tax-Exempt Bond Fund of Connecticut
                                                     AIM Tax-Free Intermediate Fund

                                                     FOR CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                     AIM Intermediate Government Fund
                                                     AIM Limited Maturity Treasury Fund
                                                     AIM Money Market Fund
                                                     AIM Tax-Exempt Cash Fund


A I M Management Group Inc. has provided             *AIM Aggressive Growth Fund was closed
leadership in the mutual fund industry since 1976    to new investors on June 5, 1997. ** On
and managed approximately $89 billion in assets      May 1, 1998, AIM Growth Fund was renamed
for more than 4.4 million shareholders, including    AIM Select Growth Fund. For more
individual investors, corporate clients, and         complete information about any AIM
financial institutions, as of March 31, 1998. The    Fund(s), including sales charges and
AIM Family of Funds--Registered Trademark-- is       expenses, ask your financial consultant
distributed nationwide, and AIM today ranks among    or securities dealer for a free
the nation's top 15 mutual fund companies in         prospectus(es). Please read the
assets under management, according to Lipper         prospectus(es) carefully before you
Analytical Services, Inc.                            invest or send money.

                                                  Invest with DISCIPLINE-SM-